DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (FY) (Details)					9 Months Ended	12 Months Ended
	Oct. 14, 2020 Business	Aug. 24, 2020 USD ($) $ / shares shares	Aug. 20, 2020 USD ($) shares	Aug. 18, 2020 USD ($) $ / shares shares	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) $ / shares	Feb. 21, 2021 USD ($)	Oct. 31, 2020 $ / shares
Subsidiary, Sale of Stock [Line Items]
Proceeds from sale of Private Placement Units						$ 6,500,000
Proceeds from issuance					$ 25,000	25,000
Transaction Costs						(837,355)
Deferred underwriting fee payable					$ 8,050,000	8,050,000	$ 8,050,000
Cash held outside the Trust Account						$ 1,017,137
Condition for future business combination number of businesses minimum | Business	1
Condition for future business combination use of proceeds percentage						80
Condition for future business combination threshold Percentage Ownership						50
Redemption limit percentage without prior consent						15
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)						100.00%
Redemption period upon closure						10 days
Maximum Allowed Dissolution Expenses						$ 100,000
Cash						1,017,137	353,032
Working capital						50,240
Sponsor
Subsidiary, Sale of Stock [Line Items]
Business combination limit on net tangible assets						$ 5,000,001	$ 5,000,001
Sponsor | Subsequent Event
Subsidiary, Sale of Stock [Line Items]
Debt instrument, face amount								$ 750,000
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Number of units sold (in shares) | shares			23,000,000	20,000,000
Purchase price, per unit | $ / shares		$ 10.00		$ 10.00		$ 10.00	$ 10.00		$ 10.00
Proceeds from issuance initial public offering				$ 200,000,000
Transaction Costs						$ 13,128,937
Underwriting fees						4,600,000
Deferred underwriting fee payable						8,050,000
Other offering costs						$ 478,937
Payments for investment of cash in Trust Account				$ 200,000,000
Private Placement
Subsidiary, Sale of Stock [Line Items]
Purchase price, per unit | $ / shares				$ 10.00
Proceeds from issuance				$ 6,500,000
Private Placement | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares) | shares				650,000		650,000
Price of warrant | $ / shares				$ 10.00		$ 10.00
Proceeds from sale of Private Placement Units				$ 6,500,000		$ 6,500,000
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Number of units sold (in shares) | shares		3,000,000
Purchase price, per unit | $ / shares		$ 10.00		$ 10.00
Proceeds from issuance		$ 30,000,000
Aggregate proceeds held in the Trust Account			$ 230,000,000